Income Taxes (Details Textual) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 22, 2017	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Income Taxes (Textual)
Net operating loss carryforwards		$ 103,208
Valuation allowance increased		$ 1,417	$ 1,640
Operating loss carryforwards, description			The Company has a net operating loss carryforward for tax purposes totaling approximately $98,293 at March 31, 2019, expiring through the year 2039.
Operating loss carryforwards, expiration date			Mar. 31, 2029
Percentage of federal tax rate			21.00%	31.50%
Maximum [Member]
Income Taxes (Textual)
Percentage of federal tax rate	35.00%
Minimum [Member]
Income Taxes (Textual)
Percentage of federal tax rate	21.00%